Vanguard FTSE Social Index Fund Expense Example - Admiral Prospectus [Member] - Vanguard FTSE Social Index Fund - Admiral Shares	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 11
Expense Example, with Redemption, 3 Years	35
Expense Example, with Redemption, 5 Years	62
Expense Example, with Redemption, 10 Years	$ 141